SCHEDULE III - Supplementary Insurance Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Supplementary Insurance Information, by Segment [Line Items]
Deferred Policy Acquisition Costs		$ 597,239	$ 629,372		$ 661,186
Gross Reserves		8,985,434	9,064,711		9,745,806
Unearned Premiums		1,623,796	1,644,757		1,750,607
Other Benefits Payable		1,984,096	2,051,935		2,050,107
Premium Revenue		4,969,596	5,269,178		5,609,195
Net Investment Income(1)	[1]	410,864	449,784		479,696
Losses Incurred		3,248,091	3,157,420		3,462,770
Amortization of DAC		1,186,602	1,217,003		1,213,822
Other Expenses(2) (3)	[2],[3]	471,905	790,723	[4]	449,688
Premiums Written		4,154,706	4,343,345		4,765,907
Non Life
Supplementary Insurance Information, by Segment [Line Items]
Deferred Policy Acquisition Costs		439,195	449,216		463,958
Gross Reserves		8,985,434	9,064,711		9,745,806
Unearned Premiums		1,608,880	1,629,537		1,731,212
Other Benefits Payable		0	0		0
Premium Revenue		3,852,336	4,059,665		4,387,406
Losses Incurred		2,320,820	2,193,449		2,462,568
Amortization of DAC		1,055,638	1,063,693		1,065,117
Other Expenses(2) (3)	[2],[3]	228,806	218,319	[4]	252,322
Premiums Written		3,836,654	4,022,067		4,500,214
Life and Health
Supplementary Insurance Information, by Segment [Line Items]
Deferred Policy Acquisition Costs		158,044	180,156		197,228
Gross Reserves		0	0		0
Unearned Premiums		14,916	15,220		19,395
Other Benefits Payable		1,984,096	2,051,935		2,050,107
Premium Revenue		1,117,260	1,209,513		1,221,751
Net Investment Income(1)	[1]	57,664	58,537		60,369
Losses Incurred		927,271	964,421		1,000,202
Amortization of DAC		130,964	153,318		148,689
Other Expenses(2) (3)	[2],[3]	66,003	63,451	[4]	67,811
Premiums Written		318,052	321,278		265,693
Corporate and Other [Member]
Supplementary Insurance Information, by Segment [Line Items]
Deferred Policy Acquisition Costs		0	0		0
Gross Reserves		0	0		0
Unearned Premiums		0	0		0
Other Benefits Payable		0	0		0
Premium Revenue		0	0		38
Net Investment Income(1)	[1]	353,200	391,247		419,327
Losses Incurred		0	(450)		0
Amortization of DAC		0	(8)		16
Other Expenses(2) (3)	[2],[3]	177,096	508,953	[4]	129,555
Premiums Written		$ 0	$ 0		$ 0

[1]	Because the Company does not manage its assets by segment, net investment income is not allocated to the Non-life business of the reinsurance operations. However, because of the interest-sensitive nature of some of the Company’s Life products, net investment income is considered in management’s assessment of the profitability of the Life and Health segment.
[2]	Other expenses are a component of underwriting result for the Non-life business and Life and Health segment. Other expenses included in Corporate and Other represent corporate expenses and other expenses related to the Company’s principal finance transactions, insurance-linked securities and strategic investments.
[3]	Other expenses for the year ended December 31, 2016 include transaction costs related to acquisition by Exor N.V. and severance expenses associated with the restructuring of the Company’s business units, certain changes to the Company’s investment operations and executive changes.
[4]	Other expenses for the year ended December 31, 2015 include the AXIS Amalgamation Termination Fee and transaction costs related to the Amalgamation Agreement with AXIS and Merger Agreement with EXOR.